Annual Total Returns- Vanguard Russell 2000 Growth Index Fund (Institutional) [BarChart] - Institutional - Vanguard Russell 2000 Growth Index Fund - Institutional Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	14.59%	43.49%	5.78%	(1.24%)	11.54%	22.28%	(9.21%)	28.66%	34.82%